Segments (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025 MXN ($)		Dec. 31, 2025 USD ($)	Dec. 31, 2024 MXN ($)		Dec. 31, 2023 MXN ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2022 MXN ($)
Segments [Abstract]
External revenues	$ 943,638,406			$ 869,220,584		$ 816,012,844
Intersegment revenues	0			0		0
Operating revenues	943,638,406		$ 52,521	869,220,584		816,012,844
Depreciation and amortization	180,804,783		10,063	164,128,361		151,786,064
Operating income (loss)	191,403,888		10,653	180,100,090		167,783,515
Interest income	9,127,487		508	9,008,220		9,628,340
Interest expense	60,318,857		3,356	56,019,754		44,545,241
Income tax	53,870,189		2,998	35,238,443		34,544,003
Equity interest in net result of associated companies	294,235		$ 16	(5,179,112)		(5,371,824)
Net profit (loss) attributable to equity holders of the parent	82,819,082			22,902,025		76,110,617
Assets by segment	1,799,615,605			1,793,920,957		1,564,185,960	$ 100,166
Property, plant and equipment, net	677,112,012			703,327,341		619,411,625
Revalued of assets	10,151,050			10,457,088		9,239,279
Rights of use assets, net	197,543,872			199,460,378		113,568,320	10,995	$ 121,874,096
Goodwill	157,453,175			156,836,369		146,078,897	8,764
Licenses and rights, net	115,456,762			117,025,588		99,897,626
Liabilities by segments	$ 1,371,943,231			1,361,736,636		1,142,483,578	$ 76,359
Operating Segments [Member]
Segments [Abstract]
Percentage of entity's revenue	10.00%		10.00%
Percentage of taxable profit	10.00%		10.00%
Percentage of consolidated assets	10.00%		10.00%
Operating Segments [Member] | Mexico [Member]
Segments [Abstract]
External revenues	$ 260,860,901			252,179,477		248,890,778
Intersegment revenues	14,320,929			12,850,407		9,896,948
Operating revenues	275,181,830			265,029,884		258,787,726
Depreciation and amortization	25,312,943			25,628,734		26,640,899
Operating income (loss)	92,212,394			89,445,892		84,816,739
Interest income	19,667,722			22,978,028		27,202,474
Interest expense	34,603,883			37,936,534		28,164,647
Income tax	33,642,415			16,661,724		30,378,228
Equity interest in net result of associated companies	182,429			(5,294,505)		(5,458,577)
Net profit (loss) attributable to equity holders of the parent	76,093,306			(26,212,930)		43,053,030
Assets by segment	1,064,507,161			1,022,191,247		1,029,618,098
Property, plant and equipment, net	43,037,006			45,781,814		46,695,107
Revalued of assets	0			0		0
Rights of use assets, net	77,637,360			81,713,962		5,169,432
Goodwill	26,454,538			26,497,724		26,434,428
Licenses and rights, net	8,792,731			9,331,883		10,555,645
Liabilities by segments	705,313,279			733,673,637		628,519,912
Operating Segments [Member] | Telmex [Member]
Segments [Abstract]
External revenues	91,809,477			90,710,597		84,821,370
Intersegment revenues	22,226,908			17,009,409		17,010,698
Operating revenues	114,036,385			107,720,006		101,832,068
Depreciation and amortization	15,512,442			14,935,037		14,333,486
Operating income (loss)	16,183,387			14,745,648		12,063,692
Interest income	1,232,222			1,412,233		1,465,927
Interest expense	2,019,265			4,600,341		7,176,879
Income tax	2,076,209			2,496,264		(625,561)
Equity interest in net result of associated companies	55,247			49,924		41,642
Net profit (loss) attributable to equity holders of the parent	(5,006,075)			(5,237,369)		(5,278,857)
Assets by segment	258,033,577			257,019,909		238,216,814
Property, plant and equipment, net	155,243,545			154,257,837		150,219,598
Revalued of assets	0			0		0
Rights of use assets, net	175,509			193,632		220,565
Goodwill	215,381			215,381		215,381
Licenses and rights, net	59,211			73,248		92,065
Liabilities by segments	231,506,580			205,016,281		236,678,379
Operating Segments [Member] | Brazil [Member]
Segments [Abstract]
External revenues	177,524,392			165,401,035		162,224,734
Intersegment revenues	5,467,161			4,889,447		4,485,048
Operating revenues	182,991,553			170,290,482		166,709,782
Depreciation and amortization	44,070,114			42,956,936		44,302,136
Operating income (loss)	36,210,520			30,925,701		25,618,154
Interest income	3,720,357			2,069,164		4,252,205
Interest expense	27,512,216			24,096,598		25,691,398
Income tax	3,117,003			(3,271,970)		(1,730,068)
Equity interest in net result of associated companies	29,185			44,122		32,776
Net profit (loss) attributable to equity holders of the parent	13,521,617			(4,412,015)		9,866,950
Assets by segment	363,859,328			350,641,199		383,653,519
Property, plant and equipment, net	139,217,911			139,860,917		150,226,089
Revalued of assets	0			0		0
Rights of use assets, net	41,921,450			35,137,224		40,606,564
Goodwill	27,841,639			27,897,869		29,437,800
Licenses and rights, net	23,237,214			26,611,997		32,446,402
Liabilities by segments	285,446,324			287,411,028		313,072,959
Operating Segments [Member] | Southern Cone Argentina [Member]
Segments [Abstract]
External revenues	36,571,343			39,574,605	[1]	18,884,623
Intersegment revenues	62,380			108,973	[1]	38,080
Operating revenues	36,633,723			39,683,578	[1]	18,922,703
Depreciation and amortization	11,689,302			11,737,247	[1]	5,677,627
Operating income (loss)	1,037,106			1,557,289	[1]	515,233
Interest income	1,047,982			1,093,853	[1]	543,248
Interest expense	3,003,394			2,518,511	[1]	968,299
Income tax	1,452,391			9,953,687	[1]	(4,760,360)
Equity interest in net result of associated companies	0			0	[1]	(1,814)
Net profit (loss) attributable to equity holders of the parent	(3,982,796)			6,105,737	[1]	(8,101,032)
Assets by segment	73,341,282			92,425,415	[1]	53,570,541
Property, plant and equipment, net	34,080,176			44,007,209	[1]	21,087,810
Revalued of assets	0			0	[1]	0
Rights of use assets, net	5,454,963			8,941,870	[1]	7,983,658
Goodwill	202,098			201,940	[1]	0
Licenses and rights, net	15,970,461			20,464,792	[1]	10,603,388
Liabilities by segments	45,871,982			56,329,087	[1]	36,668,486
Operating Segments [Member] | Southern Cone Uruguay and Paraguay [Member]
Segments [Abstract]
External revenues						3,995,812
Intersegment revenues						9,876
Operating revenues						4,005,688
Depreciation and amortization						1,319,462
Operating income (loss)						(444,485)
Interest income						4,231
Interest expense						113,909
Income tax						(1,721)
Equity interest in net result of associated companies						0
Net profit (loss) attributable to equity holders of the parent						(294,922)
Assets by segment						9,187,465
Property, plant and equipment, net						4,089,689
Revalued of assets						0
Rights of use assets, net						2,374,873
Goodwill						201,912
Licenses and rights, net						1,017,772
Liabilities by segments						4,512,644
Operating Segments [Member] | Southern Cone Uruguay Paraguay and Chile [Member]
Segments [Abstract]
External revenues	26,934,980			8,025,389	[1]
Intersegment revenues	95,918			25,606	[1]
Operating revenues	27,030,898			8,050,995	[1]
Depreciation and amortization	13,537,869			3,932,327	[1]
Operating income (loss)	(7,913,241)			(2,353,311)	[1]
Interest income	94,778			14,055	[1]
Interest expense	1,723,369			431,181	[1]
Income tax	488,910			(1,459,393)	[1]
Equity interest in net result of associated companies	0			0	[1]
Net profit (loss) attributable to equity holders of the parent	(8,953,594)			(1,365,108)	[1]
Assets by segment	64,235,131			67,214,434	[1]
Property, plant and equipment, net	31,802,192			36,280,537	[1]
Revalued of assets	0			0	[1]
Rights of use assets, net	7,296,802			7,973,991	[1]
Goodwill	4,735,752			4,735,752	[1]
Licenses and rights, net	3,333,702			1,938,693	[1]
Liabilities by segments	42,339,871			40,851,110	[1]
Operating Segments [Member] | Colombia [Member]
Segments [Abstract]
External revenues	78,606,339	[2]		71,436,983		62,342,147
Intersegment revenues	682,367	[2]		364,005		376,010
Operating revenues	79,288,706	[2]		71,800,988		62,718,157
Depreciation and amortization	17,567,131	[2]		16,069,344		13,360,622
Operating income (loss)	10,696,481	[2]		9,644,694		9,958,999
Interest income	774,208	[2]		572,336		867,151
Interest expense	5,499,608	[2]		4,034,032		3,342,195
Income tax	1,421,924	[2]		1,481,320		1,427,740
Equity interest in net result of associated companies	0	[2]		0		0
Net profit (loss) attributable to equity holders of the parent	2,926,842	[2]		2,291,033		4,180,800
Assets by segment	145,026,232	[2]		136,037,736		115,103,155
Property, plant and equipment, net	55,122,223	[2]		53,548,458		53,038,210
Revalued of assets	7,850,714	[2]		7,954,569		8,040,753
Rights of use assets, net	6,188,596	[2]		4,771,008		3,965,376
Goodwill	10,068,045	[2]		9,677,519		9,304,613
Licenses and rights, net	19,898,599	[2]		20,291,075		10,227,439
Liabilities by segments	85,036,582	[2]		78,608,757		59,510,611
Operating Segments [Member] | Andean [Member]
Segments [Abstract]
External revenues	57,156,506			51,284,298		52,903,716
Intersegment revenues	151,779			140,126		87,974
Operating revenues	57,308,285			51,424,424		52,991,690
Depreciation and amortization	11,916,648			10,697,841		10,084,882
Operating income (loss)	9,842,247			8,112,560		10,638,985
Interest income	1,785,957			2,457,448		2,338,242
Interest expense	2,766,623			2,329,634		2,333,600
Income tax	3,132,366			2,680,751		4,141,240
Equity interest in net result of associated companies	0			0		0
Net profit (loss) attributable to equity holders of the parent	6,019,755			5,469,348		7,769,059
Assets by segment	111,706,262			109,408,583		98,293,206
Property, plant and equipment, net	34,030,562			35,887,323		30,416,383
Revalued of assets	0			0		0
Rights of use assets, net	13,832,765			15,072,246		13,509,229
Goodwill	4,714,312			4,720,170		4,603,998
Licenses and rights, net	11,071,330			4,057,611		3,180,343
Liabilities by segments	65,209,861			61,627,902		46,189,708
Operating Segments [Member] | Central America [Member]
Segments [Abstract]
External revenues	56,291,546			48,136,010		43,964,411
Intersegment revenues	86,226			105,832		99,850
Operating revenues	56,377,772			48,241,842		44,064,261
Depreciation and amortization	11,704,900			11,814,612		10,028,603
Operating income (loss)	12,768,911			7,536,522		6,956,209
Interest income	681,313			617,545		621,068
Interest expense	1,287,845			1,103,466		1,325,213
Income tax	2,690,797			2,058,918		1,728,005
Equity interest in net result of associated companies	0			(987)		(1,143)
Net profit (loss) attributable to equity holders of the parent	9,640,767			5,565,820		4,733,871
Assets by segment	104,956,303			115,513,670		91,976,207
Property, plant and equipment, net	49,676,505			55,113,984		42,790,489
Revalued of assets	0			0		0
Rights of use assets, net	19,081,616			20,238,997		17,107,790
Goodwill	6,299,215			6,328,845		6,279,966
Licenses and rights, net	4,486,005			5,164,105		4,660,729
Liabilities by segments	36,943,971			42,458,437		37,051,349
Operating Segments [Member] | Caribbean [Member]
Segments [Abstract]
External revenues	36,719,643			35,181,218		37,148,876
Intersegment revenues	1,382,381			1,169,243		1,119,554
Operating revenues	38,102,024			36,350,461		38,268,430
Depreciation and amortization	7,142,979			7,215,207		7,189,119
Operating income (loss)	6,337,793			5,876,774		7,723,115
Interest income	1,550,714			1,870,519		1,616,687
Interest expense	1,349,946			1,374,621		1,735,648
Income tax	2,782,338			2,665,185		1,674,363
Equity interest in net result of associated companies	0			0		0
Net profit (loss) attributable to equity holders of the parent	3,011,166			3,324,641		5,604,618
Assets by segment	99,559,791			110,510,952		101,862,049
Property, plant and equipment, net	36,081,116			41,501,202		35,214,165
Revalued of assets	0			0		0
Rights of use assets, net	5,984,143			6,900,369		6,669,681
Goodwill	14,186,723			14,186,723		14,186,723
Licenses and rights, net	9,462,030			9,936,893		8,593,842
Liabilities by segments	39,906,419			44,392,804		47,864,665
Operating Segments [Member] | Europe [Member]
Segments [Abstract]
External revenues	121,163,279	[3]		107,290,972		100,836,377
Intersegment revenues	5,653	[3]		388,927		0
Operating revenues	121,168,932	[3]		107,679,899		100,836,377
Depreciation and amortization	26,150,361	[3]		23,409,159		21,008,775
Operating income (loss)	18,209,048	[3]		16,346,663		15,751,978
Interest income	809,396	[3]		412,679		392,951
Interest expense	2,257,883	[3]		2,160,180		1,971,189
Income tax	3,252,661	[3]		2,145,866		2,785,214
Equity interest in net result of associated companies	27,374	[3]		22,334		15,292
Net profit (loss) attributable to equity holders of the parent	13,137,762	[3]		12,051,439		11,145,743
Assets by segment	202,756,122	[3]		197,030,441		167,594,129
Property, plant and equipment, net	99,045,603	[3]		99,353,054		86,706,171
Revalued of assets	2,300,336	[3]		2,502,519		1,198,526
Rights of use assets, net	20,007,551	[3]		18,561,879		16,115,920
Goodwill	62,735,472	[3]		62,374,446		55,414,076
Licenses and rights, net	19,145,479	[3]		19,155,291		18,520,001
Liabilities by segments	101,707,608	[3]		104,786,220		93,944,278
Eliminations [Member]
Segments [Abstract]
External revenues	0			0		0
Intersegment revenues	(44,481,702)			(37,051,975)		(33,124,038)
Operating revenues	(44,481,702)			(37,051,975)		(33,124,038)
Depreciation and amortization	(3,799,906)			(4,268,083)		(2,159,547)
Operating income (loss)	(4,180,758)			(1,738,342)		(5,815,104)
Interest income	(22,237,162)			(24,489,640)		(29,675,844)
Interest expense	(21,705,175)			(24,565,344)		(28,277,736)
Income tax	(186,825)			(173,909)		(473,077)
Equity interest in net result of associated companies	0			0		0
Net profit (loss) attributable to equity holders of the parent	(23,589,668)			25,321,429		3,431,357
Assets by segment	(688,365,584)			(664,072,629)		(724,889,223)
Property, plant and equipment, net	(224,827)			(2,264,994)		(1,072,086)
Revalued of assets	0			0		0
Rights of use assets, net	(36,883)			(44,800)		(154,768)
Goodwill	0			0		0
Licenses and rights, net	0			0		0
Liabilities by segments	$ (267,339,246)			$ (293,418,627)		$ (361,529,413)

[1]	Includes the acquisitions of Claro Chile, SpA (see note 12 a)
[2]	Includes the acquisitions of Sites Colombia (see note 12 a)
[3]	Includes the acquisitions of Connexio Metro and Peter-S-Teleurin (see note 12 a)